SUBSEQUENT EVENTS (Details Narrative) - USD ($)													1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 11, 2022	Feb. 16, 2022	Feb. 08, 2022	Feb. 04, 2022	Feb. 04, 2022	Jan. 28, 2022	Jan. 25, 2022	Jan. 13, 2022	Jan. 12, 2022	Nov. 18, 2021	Jan. 20, 2021	Mar. 29, 2022	Feb. 28, 2022	Jan. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 19, 2022	Apr. 18, 2022	Dec. 09, 2021	Feb. 02, 2021	Jul. 07, 2020
Subsequent Event [Line Items]
Annual base salary																$ 405,589		$ 2,315,444
Common stock, shares authorized																2,000,000,000		500,000,000	500,000,000					500,000,000
Value issued for settle of conversion																$ 89,366	13,000	$ 1,040,181	$ 34,540
Number of shares issued, value																364,903			(45,512)
Debt Instrument original issue discount																1,039,038		1,942,022
Gross proceeds																$ 515,625	$ 3,538,000	$ 8,041,501	$ 162,500
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Shares issued settle of conversion																3,574,260	8,197	305,747	10,833
Value issued for settle of conversion																$ 89,366	$ 13,000	$ 1,040,181	$ 7,500
Fast Capital LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument original issue discount																$ 93,699
End Date																Jan. 10, 2023
ProActive Capital SPV I, LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument original issue discount																		$ 11,892
End Date																Jan. 20, 2022		Jan. 20, 2022
Amir Ben-Yohanan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																							$ 2,400,000
Consultants and Directors [Member]
Subsequent Event [Line Items]
Shares issued in recapitalization, shares																3,385,550	207,817	1,577,079
Number of shares issued, value																$ 55,225	$ 2,113,188	$ 6,056,491
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized																				2,000,000,000	500,000,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Shares issued settle of conversion													3,574,265		375,601
Value issued for settle of conversion													$ 89,364		$ 59,721
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Shares issued in recapitalization, shares													150,000	400,000
Number of shares issued, value													$ 6,525	$ 16,390
Subsequent Event [Member] | ELOC [Member]
Subsequent Event [Line Items]
Shares issued in recapitalization, shares	2,500,000												1,000,000	3,000,000	3,351,982
Number of shares issued, value	$ 34,874													$ 179,993	$ 241,982
Subsequent Event [Member] | Amir Ben-Yohanan [Member]
Subsequent Event [Line Items]
Shares issued in recapitalization, shares	2,820,000
Number of shares issued, value	$ 70,500
Subsequent Event [Member] | Labrys [Member]
Subsequent Event [Line Items]
Shares issued settle of conversion	16,766,000
Value issued for settle of conversion	$ 413,932
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Shares issued in recapitalization, shares	928,832												388,211
Number of shares issued, value	$ 18,208												$ 10,203
Subsequent Event [Member] | Consultants and Directors [Member]
Subsequent Event [Line Items]
Shares issued in recapitalization, shares														151,281	6,377,239
Number of shares issued, value														$ 10,917	$ 662,471
Ben Yohanan Employment Agreement [Member] | Subsequent Event [Member] | Amir Ben-Yohanan [Member]
Subsequent Event [Line Items]
Annual base salary		$ 400,000
Monthly cash payment		15,000
Remaining base salary		$ 220,000
Twenty Twenty Two Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares authorized under plan																				26,000,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate										75.00%	75.00%											75.00%
Securities Purchase Agreement [Member] | Sixth Street Lending [Member]
Subsequent Event [Line Items]
Interest rate											22.00%
Securities Purchase Agreement [Member] | Sixth Street Lending [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate											10.00%											10.00%
Debt Instrument, Face Amount											$ 224,000											$ 93,500
Debt Instrument original issue discount											20,250
Gross proceeds											$ 203,750
End Date											Nov. 18, 2022
Securities Purchase Agreement [Member] | ProActive Capital SPV I, LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate												10.00%
Debt Instrument, Face Amount												$ 250,000
Debt Instrument original issue discount												25,000
Gross proceeds												$ 225,000
End Date					Sep. 30, 2022							Jan. 20, 2022
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 175,500
Gross proceeds			$ 17,500
Conversion rate			4.99%
Conversion feature, description			ONE44 is entitled, at its option, at any time after the sixth monthly anniversary of cash payment, to convert all or any amount then outstanding under the ONE44 Note into shares of common stock at a price per share equal to 65% of the average of the three lowest daily VWAPs of the Company’s common stock for the 20 prior trading days, subject to a 4.99% equity blocker and subject to the terms of the ONE44 Note.
Long-Term Debt, Gross			$ 158,000
Accounts Payable, Interest-Bearing, Interest Rate			24.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Convertible Promissory Note [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued in recapitalization, shares			400,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Fast Capital LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate									10.00%
Debt Instrument, Face Amount									$ 120,000
Debt Instrument original issue discount									10,000
Gross proceeds									$ 110,000
End Date									Jan. 10, 2023
Conversion rate									4.99%
Conversion feature, description									The conversion price of the Fast Capital Note equals 70% of the lowest trading price of the Company’s common stock for the 20 prior trading days, including the day upon which a notice of conversion is delivered.
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Sixth Street Lending [Member]
Subsequent Event [Line Items]
Interest rate										22.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Sixth Street Lending [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate										10.00%
Debt Instrument, Face Amount										$ 70,125
Debt Instrument original issue discount										6,375
Gross proceeds										$ 63,750
End Date										Jan. 12, 2023
Conversion rate										4.99%
Conversion feature, description										The conversion price of the Sixth Street Note #2 equals the lesser of the Variable Conversion Price (as hereinafter defined) and $1.00. The “Variable Conversion Price” means 75% multiplied by the lowest VWAP for the Company’s common stock during the 20 trading date period ending on the latest complete trading day prior to the conversion date.
Variable conversion ratio										1.00
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Tiger Trout Capital Puerto Rico [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate					10.00%	10.00%		10.00%
Debt Instrument, Face Amount				$ 300,000	$ 250,000	$ 250,000	$ 1,928,378	$ 1,928,378
End Date				Sep. 20, 2022			Aug. 24, 2022
Increase debt amount				$ 50,000			$ 388,378
Indebtness amount						275,000		2,083,090
Accrued interest								154,712
Principal amount					$ 300,000	300,000		$ 1,928,378
Debt Instrument, Increase, Accrued Interest						$ 25,000